VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Vessels Under Capital Leases [Abstract]
Schedule of book value of vessels under capital lease

(in thousands of $)
Balance at December 31, 2015	8,354
Disposals	(3,473)
Impairment loss	(985)
Depreciation	(940)
Balance at December 31, 2016	2,956
Depreciation	(895)
Balance at December 31, 2017	2,061

Schedule of outstanding obligations under capital leases
The outstanding obligations under capital leases at December 31, 2017 are payable as follows:

(in thousands of $)
2018	5,944
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	13,679
Less: imputed interest	(1,005)
Present value of obligations under capital leases	12,674

Schedule of purchase options
As of December 31, 2017, we had the following purchase options for the one vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2018	38,000
Golden Eclipse	April 2019	36,250
Golden Eclipse	April 2020	33,550